UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 114,666,571	$ 37,193,010
Due from related parties, current	$ 5,181,873	$ 6,072,800
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts receivable trade, net	$ 0	$ 416,300
Inventories	121,593	194,981
Prepaid expenses and other assets	1,183,399	291,832
Investment in equity securities, current	278,019	226,566
Loan to related party, current	$ 0	$ 10,364,205
Financing Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued charter revenue	$ 84,002	$ 19,590
Current assets of discontinued operations	449,807	495,003
Total current assets	121,965,264	55,274,287
NON-CURRENT ASSETS:
Vessels, net	64,062,767	72,767,793
Advances for vessel acquisition	5,442,500	0
Due from related parties, non-current	$ 1,201,959	$ 1,590,501
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other assets, non-current	$ 0	$ 357,769
Deferred charges, net	1,787,676	1,081,481
Investment in equity securities, non-current	4,647,853	4,647,853
Investment in related parties	127,151,902	100,687,500
Loan to related party, non-current	$ 0	$ 90,000,000
Financing Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total non-current assets	$ 204,294,657	$ 271,132,897
Total assets	326,259,921	326,407,184
CURRENT LIABILITIES:
Due to related parties	$ 342,221	$ 338,333
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts payable	$ 1,812,136	$ 770,826
Deferred revenue	1,010,000	984,000
Accrued liabilities	1,375,736	982,636
Current liabilities of discontinued operations	1,569,771	1,619,763
Total current liabilities	6,109,864	4,695,558
NON-CURRENT LIABILITIES:
Total non-current liabilities	0	0
Commitments and contingencies
MEZZANINE EQUITY:
Mezzanine equity	124,223,771	122,665,819
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value: 3,900,000,000 shares authorized; 19,093,853 shares issued and outstanding as of December 31, 2024, and June 30, 2025, respectively	19,094	19,094
Preferred shares, $0.001 par value: 100,000,000 shares authorized; Series B preferred shares: 40,000 shares issued and outstanding as of December 31, 2024, and June 30, 2025, respectively	40	40
Additional paid-in capital	54,735,464	58,605,224
Retained Earnings	141,171,688	140,421,449
Total shareholders' equity	195,926,286	199,045,807
Total liabilities, mezzanine equity and shareholders' equity	326,259,921	326,407,184
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
MEZZANINE EQUITY:
Mezzanine equity	$ 124,223,771	$ 122,665,819